Segment information - Disclosure of business segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenue	$ 359,938	$ 341,330	$ 308,864
Advertising expenses	51,932	39,576	45,163
Depreciation and amortization (including right-of-use assets):	7,447	5,186	3,466
Interest income	16,259	15,657	13,677
Interest expense	1,901	2,049	2,038
Profit (loss) before tax	139,821	162,880	131,347
Social casino games
Disclosure of operating segments [line items]
Revenue	298,958	308,279	304,602
Advertising expenses	28,745	29,898	43,300
Depreciation and amortization (including right-of-use assets):	3,972	1,885	2,915
Interest income	16,259	15,657	13,677
Interest expense	1,896	2,022	2,038
Profit (loss) before tax	155,377	165,838	133,116
iGaming
Disclosure of operating segments [line items]
Revenue	60,980	33,051	4,262
Advertising expenses	23,187	9,678	1,863
Depreciation and amortization (including right-of-use assets):	3,475	3,301	551
Interest income	0	0	0
Interest expense	5	27	0
Profit (loss) before tax	$ (15,556)	$ (2,958)	$ (1,769)